Other Disclosures - Contingent liabilities (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Other Disclosures
Cost of the Aditech Pharma AG agreement (as percent of Non-refundable fee)	2.00%	2.00%
Cost of the Aditech Pharma AG agreement			$ 25,000
Grant received for product development	€ 3.8	$ 4,300